HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2020	3,432.50	155.36
December 31, 2021	3,981.16	548.66
December 31, 2022	4,810.20	829.04

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

					Hedging			Hedging
		Hedged			non-derivative			derivative		Net OCI
Investment		Item			instrument			instrument		account
Multi Financial Holding and BAC Holding (1)	(2)	Ps.	(6,991,093)	(3)	Ps.	2,756,328	(4)	Ps.	4,048,523	Ps.	(186,242)
Other subsidiaries and branches Banco de Bogotá			105,255			(3,470)			2,976		104,761
Occidental Bank Barbados Ltd.			23,104			(23,104)			—		—
Banco de Occidente (Panamá) S.A.			26,838			(26,838)			—		—
Sociedad Portuaria El Cayao S.A. E.S.P.			21,903			(21,903)			—		—
Gases del Pacífico S.A.C.			26,391			(18,919)			—		7,472
Gas Natural de Lima y Callao S.A.C. – Calidda			90,633			(90,633)			—		—
Promigas Perú S.A.C.			3,996			(3,996)			—		—
Gases del Norte del Perú S.A.C.			17,639			(17,639)			—		—
Promigas Panamá Corporation			5			(5)			—		—
Total		Ps.	(6,675,329)		Ps.	2,549,821		Ps.	4,051,499	Ps.	(74,009)

(1)   See note 1.1.  “Discontinued operations of BAC Holding”

(2)   This amount includes Ps. (7,482,100) of: a) Ps. (6,551,200) of OCI reclassifications resulting from BAC Holding’s spin-off, and b) Ps. (930,900) of OCI reclassifications resulting from sale of BAC Holding.

(3)   This amount includes Ps. 3,661,597 of: a) Ps. 2,687,440 and Ps. 73,703 of OCI reclassifications resulting from BAC Holding’s spin-off, and b) Ps. 930,900 of OCI reclassifications resulting from sale of BAC Holding.

(4)   This amount includes Ps. 4,013,210 of OCI reclassifications resulting from BAC Holding’s spin-off.

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2022

	Thousands of US$				Ps. millions
		Hedge
		amount in
		foreign	Hedge
	Hedged	currency in	amount in			Hedging		Hedging
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	394,372	(390,000)	—	Ps.	400,810	Ps.	(339,358)	Ps.	(435)	Ps.	61,017
Other subsidiaries and branches Banco de Bogotá (1)	131,923	(120,000)	(281)		340,250		(3,470)		(230,412)		106,368
Occidental Bank Barbados Ltd.	28,755	(28,755)	—		74,582		(74,582)		—		—
Banco de Occidente (Panamá) S.A.	35,151	(35,151)	—		99,428		(99,428)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	562,151	(562,151)	—		51,923		(51,923)		—		—
Gases del Pacífico S.A.C.	216,876	(216,876)	—		38,118		(44,475)		—		(6,357)
Gas Natural de Lima y Callao S.A.C. – Calidda	97,109	(97,109)	—		173,901		(173,901)		—		—
Promigas Perú S.A.C.	25,978	(25,978)	—		5,504		(5,504)		—		—
Gases del Norte del Perú S.A.C.	129,382	(129,382)	—		20,140		(20,140)		—		—
Promigas Panamá Corporation	16	(16)	—		7		(7)		—		—
Total	1,621,713	(1,605,418)	(281)	Ps.	1,204,663	Ps.	(812,788)	Ps.	(230,847)	Ps.	161,028

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2021

	Thousands of US$				Ps. millions
		Hedge
		amount in
		foreign	Hedge
	Hedged	currency in	amount in			Hedging		Hedging
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding and BAC Holding (2) (4)	3,861,718	(1,486,000)	(584,500)	Ps.	7,391,903	Ps.	(3,021,983)	Ps.	(4,048,958)	Ps.	320,962
Other subsidiaries and branches Banco de Bogotá (3)	145,159	—	(144,308)		234,995		—		(233,388)		1,607
Occidental Bank Barbados Ltd.	32,329	(32,329)	—		51,478		(51,478)		—		—
Banco de Occidente (Panamá) S.A.	46,039	(46,039)	—		72,590		(72,590)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		30,020		(30,020)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		11,727		(25,556)		—		(13,829)
Gas Natural de Lima y Callao S.A.C. – Calidda	125,284	(125,284)	—		83,268		(83,268)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		1,508		(1,508)		—		—
Gases del Norte del Perú S.A.C.	8,395	(8,395)	—		2,501		(2,501)		—		—
Promigas Panamá Corporation	8	(8)	—		2		(2)		—		—
Total	4,282,005	(1,761,128)	(728,808)	Ps.	7,879,992	Ps.	(3,288,906)	Ps.	(4,282,346)	Ps.	308,740
(1)	Includes only the portion of the hedged investments
(2)	Includes BAC Holding International Corp and Multi Financial Holding
(3)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(4)    Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 470,412 during year 2021.

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2022	December 31, 2021
Income in Thousands of U.S. dollar forecasted	127,695	115,124
Notional amount contracts swap Thousands of U.S. dollar	126,921	115,104
% hedged	88%	90%
Fair value in Colombian pesos	61,142	7,943
# of contracts	161	73

Disclosure of analysis of other comprehensive income by item [text block]

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at the beginning of the year	Ps.	7,938	Ps.	(42)	Ps.	(874)
Changes in the fair value of the hedge forward contracts		6,995		(8,879)		(33,351)
Reclassified to profit or loss		(9,391)		16,859		34,183
Balance at the end of the year	Ps.	5,542	Ps.	7,938	Ps.	(42)

Disclosure of detailed information about hedging instruments [text block]

December 31, 2022

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	98,609	Ps.	107	Ps.	786	Ps.	22,141
Items designated hedged
Securities issued or secured by Government and Corporate issuers		98,609		969		—		(21,973)

December 31, 2021

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	81,614	Ps.	—	Ps.	18,973	Ps.	5,872
Items designated hedged
Securities issued or secured by Government and Corporate issuers		81,614		19,073		—		(6,382)

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2022				December 31, 2021
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	4,630	Ps.	1,416	Ps.	5,562	Ps.	624
Foreign currency to sale		200		137		1,115		32,536
Subtotal	Ps.	4,830	Ps.	1,553	Ps.	6,677	Ps.	33,160
Swap
Cross currency		—		—		9,992		—
Interest rate		16,024		2,015		27,579		22,653
Subtotal	Ps.	16,024	Ps.	2,015	Ps.	37,571	Ps.	22,653
Total hedge derivatives	Ps.	20,854	Ps.	3,568	Ps.	44,248	Ps.	55,813

Concesionaria Vial Del Oriente S.A.S.
Document Information [Line Items]
Disclosure of hedging of exchange rate risk

	December 31, 2022	December 31, 2021
Income in Thousands of U.S. dollar forecasted	—	39,244
Notional amount contracts swap Thousands of U.S. dollar	—	39,244
% hedged	—%	100%
Fair value in Colombian pesos	—	9,992
# of contracts	—	1